Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
September 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.50%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A 0.80% (SOFR + 0.75%) 10/25/33 #, •	110,000	$ 110,111
Series 2021-DNA5 M1 144A 0.70% (SOFR + 0.65%) 1/25/34 #, •	170,217	170,322
Total Agency Collateralized Mortgage Obligations (cost $280,217)		280,433

Corporate Bonds — 97.08%
Banking — 23.48%
Ally Financial
4.70% 5/15/26 μ, ψ	285,000	297,533
5.75% 11/20/25	380,000	434,718

Bank of America 2.482% 9/21/36 μ	775,000	760,026
Bank of Ireland Group 144A 2.029% 9/30/27 #, μ	200,000	200,108
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	350,000	385,000
Barclays
4.375% 3/15/28 μ, ψ	200,000	200,360
5.20% 5/12/26	723,000	828,403

BNP Paribas 144A 4.625% 2/25/31 #, μ, ψ	220,000	225,225
Citigroup
4.00% 12/10/25 μ, ψ	555,000	576,478
4.45% 9/29/27	380,000	432,443

Credit Agricole 144A 2.811% 1/11/41 #	600,000	573,485
Credit Suisse Group
144A 5.10% 1/24/30 #, μ, ψ	335,000	343,811
144A 5.25% 2/11/27 #, μ, ψ	200,000	209,750
144A 6.375% 8/21/26 #, μ, ψ	210,000	231,000
Deutsche Bank
3.035% 5/28/32 μ	215,000	218,323
3.729% 1/14/32 μ	200,000	206,659

Goldman Sachs Group 1.542% 9/10/27 μ	715,000	712,596
HSBC Holdings 4.60% 12/17/30 μ, ψ	210,000	210,462
Intesa Sanpaolo 144A 4.198% 6/1/32 #	250,000	256,526
JPMorgan Chase & Co.
1.47% 9/22/27 μ	60,000	59,641
1.578% 4/22/27 μ	200,000	200,527
3.328% 4/22/52 μ	265,000	278,099
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.484% 9/16/36 μ	690,000	$ 675,688
5.00% 11/24/25	300,000	343,117
NatWest Group
1.642% 6/14/27 μ	200,000	200,109
3.754% 11/1/29 μ	200,000	213,512
4.60% 6/28/31 μ, ψ	200,000	201,460

PNC Bank 4.05% 7/26/28	250,000	284,981
SVB Financial Group
2.10% 5/15/28	355,000	358,657
4.00% 5/15/26 μ, ψ	530,000	543,913

Truist Bank 2.636% 9/17/29 μ	695,000	726,765
Truist Financial 4.95% 9/1/25 μ, ψ	395,000	432,454
UBS 7.625% 8/17/22	250,000	264,922
US Bancorp 3.00% 7/30/29	600,000	644,847
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	390,000	402,431
		13,134,029
Basic Industry — 3.14%
Graphic Packaging International 144A 3.50% 3/1/29 #	130,000	129,513
LYB International Finance III 3.375% 10/1/40	230,000	239,173
Newmont
2.25% 10/1/30	185,000	184,169
2.80% 10/1/29	395,000	411,094

Steel Dynamics 1.65% 10/15/27	100,000	99,036
Suzano Austria 3.125% 1/15/32	285,000	275,595
Westlake Chemical 3.125% 8/15/51	440,000	416,086
		1,754,666
Brokerage — 2.61%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	440,000	430,257
Charles Schwab
4.00% 6/1/26 μ, ψ	130,000	135,850
5.375% 6/1/25 μ, ψ	180,000	200,475
Jefferies Group
2.75% 10/15/32	110,000	110,454
4.15% 1/23/30	100,000	112,544
6.45% 6/8/27	275,000	342,999
6.50% 1/20/43	90,000	125,147
		1,457,726
Capital Goods — 4.28%
Amcor Flexibles North America 2.69% 5/25/31	220,000	225,881
Amphenol 2.20% 9/15/31	195,000	193,503
NQ-FL9 [9/21] 11/21 (1918419)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	$ 202,500
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	396,100
Boeing 3.75% 2/1/50	60,000	60,679
CCL Industries 144A 3.05% 6/1/30 #	120,000	125,897
Madison IAQ 144A 4.125% 6/30/28 #	75,000	75,095
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	140,000	138,779
Teledyne Technologies
2.25% 4/1/28	405,000	412,731
2.75% 4/1/31	230,000	235,458

Waste Connections 2.95% 1/15/52	100,000	97,991
Weir Group 144A 2.20% 5/13/26 #	225,000	227,340
		2,391,954
Communications — 12.87%
Altice France
144A 5.125% 1/15/29 #	200,000	196,359
144A 5.50% 10/15/29 #	130,000	128,852

AMC Networks 4.75% 8/1/25	156,000	160,095
AT&T 3.10% 2/1/43	296,000	284,306
CCO Holdings 144A 4.50% 6/1/33 #	35,000	35,664
Cellnex Finance 144A 3.875% 7/7/41 #	200,000	196,791
Charter Communications Operating
2.25% 1/15/29	260,000	259,904
4.40% 12/1/61	260,000	270,971

Comcast 3.20% 7/15/36	580,000	618,371
Crown Castle International
1.05% 7/15/26	330,000	323,182
3.80% 2/15/28	220,000	242,130

CSC Holdings 144A 4.50% 11/15/31 #	200,000	197,750
Discovery Communications 4.00% 9/15/55	563,000	589,969
Level 3 Financing
144A 3.625% 1/15/29 #	75,000	72,750
144A 3.75% 7/15/29 #	185,000	179,030
144A 4.25% 7/1/28 #	160,000	161,437

Time Warner Cable 7.30% 7/1/38	200,000	287,338
Time Warner Entertainment 8.375% 3/15/23	290,000	322,238
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.00% 2/15/41	300,000	$ 290,649
3.375% 4/15/29	305,000	318,572
144A 3.375% 4/15/29 #	230,000	240,235
Verizon Communications
144A 2.355% 3/15/32 #	270,000	267,175
3.40% 3/22/41	255,000	266,552
4.50% 8/10/33	425,000	506,484

ViacomCBS 4.375% 3/15/43	495,000	567,310
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	211,050
		7,195,164
Consumer Cyclical — 3.46%
AutoNation 1.95% 8/1/28	205,000	202,322
Ford Motor 8.50% 4/21/23	240,000	264,286
Ford Motor Credit 2.90% 2/16/28	200,000	200,000
General Motors
6.25% 10/2/43	199,000	268,444
6.60% 4/1/36	274,000	368,281

General Motors Financial 5.70% 9/30/30 μ, ψ	150,000	173,062
Levi Strauss & Co. 144A 3.50% 3/1/31 #	110,000	111,237
Lowe's 2.80% 9/15/41	270,000	262,920
Prime Security Services Borrower 144A 3.375% 8/31/27 #	90,000	86,457
		1,937,009
Consumer Non-Cyclical — 7.51%
Amgen
2.80% 8/15/41	90,000	87,080
3.00% 1/15/52	90,000	86,491

Anheuser-Busch InBev Worldwide 4.70% 2/1/36	675,000	816,321
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	217,223
Bunge Finance 2.75% 5/14/31	290,000	294,059
Conagra Brands 1.375% 11/1/27	200,000	194,963
CVS Health
2.70% 8/21/40	345,000	329,725
4.78% 3/25/38	70,000	85,913

Energizer Holdings 144A 4.375% 3/31/29 #	122,000	121,238
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	180,000	180,000
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	323,347
Sodexo 144A 1.634% 4/16/26 #	260,000	261,718

2    NQ-FL9 [9/21] 11/21 (1918419)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Takeda Pharmaceutical 3.175% 7/9/50	600,000	$ 609,161
Teleflex 144A 4.25% 6/1/28 #	145,000	150,941
Tenet Healthcare 144A 4.25% 6/1/29 #	140,000	142,275
Viatris 144A 4.00% 6/22/50 #	280,000	298,214
		4,198,669
Electric — 10.80%
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	105,295
CenterPoint Energy 1.45% 6/1/26	105,000	105,093
CMS Energy 4.75% 6/1/50 μ	190,000	214,208
Commonwealth Edison 2.75% 9/1/51	195,000	187,168
Duke Energy
2.55% 6/15/31	345,000	349,836
3.25% 1/15/82 μ	95,000	94,615
4.875% 9/16/24 μ, ψ	345,000	369,581

Enel Finance International 144A 2.25% 7/12/31 #	440,000	434,469
Entergy Texas 3.55% 9/30/49	115,000	122,610
FirstEnergy Transmission 144A 4.55% 4/1/49 #	255,000	299,220
IPALCO Enterprises 4.25% 5/1/30	145,000	162,894
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	190,000	184,056
NRG Energy
144A 2.45% 12/2/27 #	100,000	101,543
144A 3.375% 2/15/29 #	85,000	83,995
144A 3.625% 2/15/31 #	70,000	68,845
144A 3.75% 6/15/24 #	115,000	122,726
144A 4.45% 6/15/29 #	185,000	204,885

Oglethorpe Power 3.75% 8/1/50	215,000	229,080
Pacific Gas and Electric
2.10% 8/1/27	290,000	283,204
3.30% 8/1/40	45,000	41,591
4.60% 6/15/43	135,000	134,990
4.95% 7/1/50	130,000	138,552

PacifiCorp 2.90% 6/15/52	520,000	506,813
Public Service Co. of Oklahoma
2.20% 8/15/31	225,000	222,183
3.15% 8/15/51	170,000	169,690

San Diego Gas & Electric 3.32% 4/15/50	120,000	127,185
Southern 4.00% 1/15/51 μ	185,000	196,020
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
4.125% 3/1/48	80,000	$ 87,328
4.875% 3/1/49	200,000	239,339
Vistra Operations
144A 3.55% 7/15/24 #	274,000	288,278
144A 3.70% 1/30/27 #	156,000	164,603
		6,039,895
Energy — 10.31%
BP Capital Markets 4.875% 3/22/30 μ, ψ	355,000	391,125
BP Capital Markets America 3.06% 6/17/41	315,000	318,411
Cenovus Energy
2.65% 1/15/32	40,000	39,282
3.75% 2/15/52	60,000	58,389

Cheniere Corpus Christi Holdings 7.00% 6/30/24	305,000	345,048
Continental Resources 4.375% 1/15/28	115,000	127,363
Devon Energy 5.85% 12/15/25	103,000	119,262
Diamondback Energy 3.125% 3/24/31	290,000	301,347
Enbridge
1.60% 10/4/26	120,000	120,505
2.50% 8/1/33	495,000	497,348
5.75% 7/15/80 μ	195,000	220,828
Energy Transfer
6.25% 4/15/49	170,000	223,733
6.50% 11/15/26 μ, ψ	450,000	469,741

Enterprise Products Operating 3.30% 2/15/53	70,000	68,391
EQM Midstream Partners 144A 4.75% 1/15/31 #	150,000	156,190
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	200,000	200,217
Kinder Morgan
3.25% 8/1/50	75,000	72,499
3.60% 2/15/51	170,000	172,168

Marathon Oil 4.40% 7/15/27	255,000	286,620
MPLX 4.125% 3/1/27	180,000	201,105
NuStar Logistics 5.625% 4/28/27	153,000	163,246
ONEOK 7.50% 9/1/23	290,000	322,818
Sabine Pass Liquefaction 5.75% 5/15/24	245,000	272,938
Targa Resources Partners
144A 4.00% 1/15/32 #	95,000	98,297
4.875% 2/1/31	155,000	167,400

NQ-FL9 [9/21] 11/21 (1918419)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	340,000	$ 351,840
		5,766,111
Finance Companies — 3.21%
AerCap Ireland Capital DAC
4.625% 10/15/27	150,000	167,379
6.50% 7/15/25	150,000	173,989
Aviation Capital Group
144A 1.95% 1/30/26 #	143,000	142,552
144A 3.50% 11/1/27 #	300,000	316,548
144A 5.50% 12/15/24 #	355,000	398,007
Avolon Holdings Funding
144A 2.75% 2/21/28 #	160,000	159,698
144A 3.25% 2/15/27 #	80,000	82,547
144A 3.95% 7/1/24 #	190,000	201,807
144A 4.25% 4/15/26 #	140,000	150,646
		1,793,173
Insurance — 4.91%
Aon 2.90% 8/23/51	385,000	372,112
Arthur J Gallagher & Co. 3.50% 5/20/51	525,000	563,110
Athene Holding 3.95% 5/25/51	115,000	127,334
Brighthouse Financial 4.70% 6/22/47	371,000	420,235
Centene
3.375% 2/15/30	175,000	181,396
4.625% 12/15/29	115,000	125,471

Equitable Holdings 4.95% 9/15/25 μ, ψ	115,000	125,062
Global Atlantic Fin 144A 4.70% 10/15/51 #, μ	200,000	206,955
Hartford Financial Services Group 2.90% 9/15/51	135,000	130,502
Humana 1.35% 2/3/27	270,000	266,516
MetLife 3.85% 9/15/25 μ, ψ	75,000	78,562
Prudential Financial 3.70% 10/1/50 μ	145,000	151,218
		2,748,473
Natural Gas — 0.77%
Atmos Energy 2.85% 2/15/52	270,000	258,504
Sempra Energy 4.875% 10/15/25 μ, ψ	160,000	174,000
		432,504
Real Estate Investment Trusts — 1.52%
Corporate Office Properties
2.00% 1/15/29	160,000	156,899
2.75% 4/15/31	210,000	212,380

Extra Space Storage 2.35% 3/15/32	290,000	283,620
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)

Global Net Lease 144A 3.75% 12/15/27 #	65,000	$ 64,596
MPT Operating Partnership 3.50% 3/15/31	130,000	132,763
		850,258
Technology — 6.94%
Analog Devices 2.10% 10/1/31	145,000	145,432
Broadcom 144A 3.469% 4/15/34 #	555,000	572,024
Broadridge Financial Solutions 2.60% 5/1/31	319,000	324,033
CGI 144A 2.30% 9/14/31 #	130,000	126,431
Clarivate Science Holdings 144A 3.875% 7/1/28 #	149,000	149,186
CoStar Group 144A 2.80% 7/15/30 #	175,000	178,117
Fidelity National Information Services 1.65% 3/1/28	280,000	276,630
Fiserv 3.20% 7/1/26	320,000	345,643
Iron Mountain 144A 5.25% 7/15/30 #	178,000	189,121
Marvell Technology
144A 1.65% 4/15/26 #	210,000	210,442
144A 2.45% 4/15/28 #	110,000	112,135

NCR 144A 5.125% 4/15/29 #	140,000	144,550
NXP
144A 3.25% 5/11/41 #	116,000	119,957
144A 5.55% 12/1/28 #	90,000	109,272

Qorvo 144A 3.375% 4/1/31 #	276,000	291,359
SYNNEX 144A 2.375% 8/9/28 #	270,000	267,583
VMware 1.80% 8/15/28	325,000	320,471
		3,882,386
Transportation — 1.06%
Air Canada 144A 3.875% 8/15/26 #	140,000	141,442
Delta Air Lines 144A 7.00% 5/1/25 #	179,000	208,827
Mileage Plus Holdings 144A 6.50% 6/20/27 #	110,000	119,758
Seaspan 144A 5.50% 8/1/29 #	120,000	122,577
		592,604
Utilities — 0.21%
Essential Utilities
3.351% 4/15/50	100,000	102,905
4.276% 5/1/49	12,000	14,192
		117,097
Total Corporate Bonds (cost $53,357,377)		54,291,718

4    NQ-FL9 [9/21] 11/21 (1918419)

	Principal amount°	Value (US $)

Loan Agreements — 2.07%
AmWINS Group 3.00% (LIBOR01M + 2.25%) 2/19/28 •	109,175	$ 108,595
Applied Systems 1st Lien 3.75% (LIBOR03M + 3.25%) 9/19/24 •	118,616	118,727
Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27 •	119,400	119,568
Ensemble RCM 3.868% (LIBOR03M + 3.75%) 8/3/26 •	114,127	114,483
Gates Global Tranche B-3 3.50% (LIBOR01M + 2.50%) 3/31/27 •	119,100	119,081
Horizon Therapeutics USA Tranche B-2 2.50% LIBOR01M + 2.00% 3/15/28 •	109,450	109,404
Informatica 3.335% (LIBOR01M + 3.25%) 2/25/27 •	114,032	113,789
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	119,400	119,400
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	120,000	119,741
Reynolds Group Holdings Tranche B-2 3.332% (LIBOR01M + 3.25%) 2/5/26 •	114,137	113,496
Total Loan Agreements (cost $1,159,840)		1,156,284

US Treasury Obligation — 0.72%
US Treasury Bonds 2.00% 8/15/51	410,000	402,825
Total US Treasury Obligation (cost $403,242)		402,825
	Number of shares
Short-Term Investments — 0.88%
Money Market Mutual Funds — 0.88%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	123,716	123,716
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	123,715	123,715
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	123,715	$ 123,715
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	123,715	123,715
Total Short-Term Investments (cost $494,861)		494,861

Total Value of Securities—101.25% (cost $55,695,537)		56,626,121
Liabilities Net of Receivables and Other Assets—(1.25%)		(700,991)
Net Assets Applicable to 5,172,598 Shares Outstanding—100.00%		$55,925,130
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $15,047,516, which represents 26.91% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
NQ-FL9 [9/21] 11/21 (1918419)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
USD – US Dollar

6    NQ-FL9 [9/21] 11/21 (1918419)